Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets

Intangible assets consisted of the following:

	June 30,	December 31,
	2025	2024
Land use rights	$4,718,212	$4,630,496
Less: accumulated amortization	(252,730)	(198,093)
Intangible assets, net	$4,465,482	$4,432,403

Schedule of Amortization of Intangible Assets

Amortization of intangible assets attributable to future periods as of June 30, 2025 is as follows:

Twelve months ended June 30,	Amortization Amount
2026	$101,769
2027	101,769
2028	101,769
2029	101,769
2030	101,769
Thereafter	3,956,637
Total	$4,465,482